General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Material expense [abstract]
Personnel expenses	¥ 803,821	¥ 864,396	¥ 833,755
Depreciation and amortization	168,564	171,043	172,496
Rent and lease expenses	112,660	117,400	115,425
Building and maintenance expenses	10,254	11,167	10,657
Supplies expenses	16,252	16,902	16,694
Communication expenses	35,030	38,171	37,250
Publicity and advertising expenses	63,669	80,464	79,570
Taxes and dues	82,792	83,976	85,967
Outsourcing expenses	100,495	96,733	96,063
Premiums for deposit insurance	35,555	37,938	38,180
Office equipment expenses	47,139	54,708	49,127
Others	239,137	240,223	216,951
Total general and administrative expenses	¥ 1,715,368	¥ 1,813,121	¥ 1,752,135